Significant accounting policies - Cumulative of adopting IFRS 16 (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities (current and non-current)		€ 2,790
Effect on total equity and liabilities	€ 1,009,142		€ 578,458
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment (right-of-use assets)		2,790
Effect on total assets		2,790
Lease liabilities (current and non-current)		2,790
Effect on total equity and liabilities		€ 2,790